Short-Term Borrowings And Lines Of Credit (Details) (USD $)	Sep. 30, 2012	Sep. 30, 2011
Short Term Borrowings And Lines Of Credit [Line Items]
Long-term Debt, Current Maturities	$ 560,000,000	$ 279,000,000
Commercial paper	936,000,000	588,000,000
Payable to banks	10,000,000	10,000,000
Total	1,506,000,000	877,000,000
Weighted-average short-term borrowing interest rate at year end	0.20%	0.10%
Four-Year Revolving Credit Facility [Member]
Short Term Borrowings And Lines Of Credit [Line Items]
Line of credit facility, maximum borrowing capacity	$ 2,750,000,000